Income Tax (Details) - Schedule of reconciliation of federal income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of warrant liabilities	(33.00%)	(44.50%)
Interest and Penalties	1.00%	0.00%
Valuation allowance	11.00%	0.00%
Income tax provision	0.00%	(23.50%)